Subsequent Events	12 Months Ended
Oct. 31, 2022
Subsequent Events

27.	Subsequent Events

Management has reviewed all transactions subsequent to October 31, 2022, for items which should be recorded or disclosed in the financial statements as of and for the year ended October 31, 2022, and noted no such items other than the following.

27.1	On December 5, 2022, the Company announced the closing of a non-brokered private placement of convertible debentures (the “Convertible Debentures”) with an aggregate principal amount of $2,000,000. The Convertible Debentures bear an interest of 9% per year, paid quarterly, and mature 36 months from the date of issue. The Convertible Debentures are convertible into common shares of the Company at a conversion price of CAD$0.20 per Common Share. Additionally, on closing, the Company issued to the purchasers of the Convertible Debentures (the “Purchasers”) an aggregate of 6,716,499 warrants (the “Warrants”), that represent 50% coverage of each purchaser’s Convertible Debenture investment. The Warrants are exercisable for a period of three years from issuance into Common Shares at an exercise price of $0.25 CAD per Common Share. The Company has the right to accelerate the warrants if the closing share price of the Common Shares on the Canadian Securities Exchange is CAD$0.40 or higher for a period of 10 consecutive trading days. The Convertible Debentures and Warrants issued pursuant to the private placement (and the underlying Common Shares) are subject to a statutory hold period of four months and one day from the closing date.

27.2	On December 20, 2022, the Company entered into a new lease agreement for approximately 35 acres of outdoor property. The initial lease term is January 1, 2023 to December 31, 2023 and monthly payments during this period are $7,500. Any time prior to May 1, 2023, the Company can early terminate the lease with thirty-day written notice. The Company has an option to purchase the leased property, and the Company has paid $6,000 of option premium. The Company must deposit $25,000 by December 1, 2023 to exercise the option the purchase the property for $1,600,000, against which the option premium of $6,000, the initial deposit of $25,000, and seventy-five percent of paid rent will be credited towards the purchase price. The Company has a right to extend the lease and option terms through calendar year 2024. If the Company extends, a second option premium payment of $15,000 is due by December 1, 2023, monthly rent will be $9,0000 per month, and the property purchase price will be $1,700,000. If extended, both premium payments, the initial deposit of $25,000, and fifty percent of rents paid will apply against the purchase price.

27.3	On January 10, 2023, the Company announced the issuance of 200,000 common shares, reported as shares issuable at October 31, 2022. The Company also granted options to purchase an aggregate of 6,400,000 common shares of the Company to certain directors, officers, and employees. The options are exercisable at a price of CAD$0.15 per share for a period of four years from the date of grant. This option grant included 4,250,000 options granted to officers and directors of the Company.